Share-based compensation - Summary of Phantom RSU Award Activity (Details) - Phantom RSU Award Plan - Phantom RSU Award $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Units
Units, beginning balance (in shares)	1,661,820
Grant (in shares)	65,440
Partial vesting of 2019 Grant (in shares)	(5,162)
Forfeitures (in shares)	(31,614)
Units, ending balance (in shares)	1,690,484
Units, exercisable (in shares)	0
Number of units outstanding	1,690,484
Current share price (in dollars per share) | $ / shares	$ 5.03
Total fair value of the plan | $	$ 8,503
Weighted-average accumulated percentage of service	39.00%
Accrued liability | $	$ 3,316
Compensation expense not yet recognized | $	$ 5,187
Weighted-average period for recognition	2 years 11 months 4 days